Concentrations	6 Months Ended
Jun. 30, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 14 — CONCENTRATIONS

Customer concentration risk

For the six months ended June 30, 2024, and 2023, revenue from the Company’s top three customers represented 71% of total revenue for both periods. The largest customer contributed 47% and 42% of total revenue, respectively, while the second largest customer contributed 12% and 22%, respectively. As of June 30, 2024, and 2023, the outstanding accounts receivable balance from the largest customer represented 52% and 50% of total accounts receivable, respectively, and the outstanding accounts receivable from the second largest customer accounted for 12% and 17%, respectively.

Vendor concentration risk

For the six months ended June 30, 2024, and 2023, purchases from a single supplier accounted for 22% and 54% of our total purchases, respectively. As of June 30, 2024, the Company reported an outstanding payable balance of $60,870 with this supplier. As of June 30, 2023, the accounts payable balance to this supplier was $22,620.

Exchange Rate Risks

The Company’s PRC subsidiaries may be exposed to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of June 30, 2024 and December 31, 2023, the RMB denominated cash and cash equivalents approximately to $924,000 and $809,199, respectively.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

The Company’s operations are carried out in the PRC. Accordingly, our business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. Our operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and trade accounts receivable. All of our cash is maintained with state-owned banks within the PRC. Per PRC regulations, the maximum insured bank deposit amount is approximately $69,000 (RMB500,000) for each financial institution and for each entity. The Company’s total unprotected cash held in bank amounted to approximately 555,000 and $430,000 as of June 30, 2024 and December 31, 2023, respectively. The Company has not experienced any losses in such accounts and believes the Company is not exposed to any risks on our cash held in bank accounts.